Organization and Line of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
ORGANIZATION AND LINE OF BUSINESS
1.	Basis of Presentation

The accompanying unaudited condensed consolidated financial statements of OriginClear, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information and with the instructions to Form 10-Q and Rule 10-01 of Regulation S-X. Accordingly, they do not include all of the information and footnotes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all normal recurring adjustments considered necessary for a fair presentation have been included.  Operating results for the nine months ended September 30, 2022 are not necessarily indicative of the results that may be expected for the year ending December 31, 2022. For further information refer to the financial statements and footnotes thereto included in the Company’s Form 10-K for the year ended December 31, 2021.

The Company has implemented a new outsourced water treatment business called Water On Demand (“WOD”), which it will conduct through its wholly owned subsidiary, Water on Demand, Inc. (“WODI”). The WOD model intends to offer private businesses water self-sustainability as a service, the ability to pay for water treatment and purification services on a per-gallon basis. This is commonly known as Design-Build-Own-Operate or “DBOO”. In addition to WODI, four subsidiaries have been established to house capital dedicated to this program. For efficiency, the Company is reorganizing these subsidiaries into a single WOD Subsidiary. As of the period ended September 30, 2022, the Company received aggregate funding in the amount of $2,604,639 through the sale of its Series Y Preferred Stock dedicated to the Water on Demand program. The Company is currently evaluating the first pilot opportunity to enable a commercial customer to outsource water treatment as a managed service and pay by the gallon for the treatment of its dirty water as an alternative to having to come up with significant up-front capital. The Company has announced that it plans to spin off the WOD business into its newly formed wholly owned subsidiary, Water On Demand, Inc.

Going Concern

The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. These factors, among others raise substantial doubt about the Company’s ability to continue as a going concern. Our independent auditors, in their report on our audited financial statements for the year ended December 31, 2021 expressed substantial doubt about our ability to continue as a going concern.

The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, achieving a level of profitable operations and receiving additional cash infusions. During the nine months ended September 30, 2022, the Company obtained funds from the sales of its preferred stock. Management believes this funding will continue from its’ current investors and from new investors. For the nine months ended September 30, 2022, the Company generated revenue of $7,768,133 and has standing purchase orders and open invoices with customers, which will provide funds for operations. Management believes the existing shareholders, the prospective new investors and future sales will provide the additional cash needed to meet the Company’s obligations as they become due and will allow the development of its core business operations. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in case of equity financing.

1.	ORGANIZATION AND LINE OF BUSINESS

Organization

OriginClear, Inc. (the “Company”) was incorporated in the state of Nevada on June 1, 2007. The Company, based in Los Angeles, California, began operations on June 1, 2007. The Company began its planned principal operations in December, 2010, at which time it exited the development stage.

In December 2014, the Company formed a wholly owned subsidiary, OriginClear Technologies Limited (OCT), formerly OriginClear (HK) Limited in Hong Kong, China. The Company granted OCT a master license for the People’s Republic of China. In turn, OCT is expected to license regional joint ventures for water treatment. As of December 31, 2021, OCT has limited assets and no current operations.

On October 1, 2015, the Company completed the acquisition of 100% of the total issued and outstanding stock of Progressive Water Treatment, Inc. (“PWT”) and is included in these consolidated financial statements as a wholly owned subsidiary.

On July 19, 2018, the Company announced the launch of its Modular Water Treatment Division. MWS designs, manufactures and implements advanced prepackaged wastewater treatment, pump stations and custom systems with primary focus on decentralized opportunities away from the very competitive large municipal wastewater treatment plants. These decentralized opportunities include: rural communities, housing developments, industrial sites, schools and many more.

On April 13, 2021, OriginClear announced that it had created a wholly-owned subsidiary called Water On Demand #1, Inc. (WOD #1), to offer private businesses the ability to pay for their water treatment and purification services on a pay-per-gallon basis. The Company is in the process of selecting a use case for delivering such services, commonly known as Design-Build-Own-Operate or DBOO. The program cannot move forward without capital invested into WOD #1.

On May 10, 2021, OriginClear announced that it had recently filed “System And Method For Water Treatment Incentive”, a patent application for using blockchain technology and non-fungible tokens (NFT) to simplify the distribution of payments on outsourced water treatment and purification services billed on a pay-per-gallon basis ahead of inflation. The Company is currently developing this blockchain technology and NFT under the name $H2O, and applied for a trademark for this name on May 16, 2021. The Company is aware of a high level of regulatory oversight in this area, and if implementation of $H20 is delayed or terminated altogether by reason of regulatory issues, it will employ traditional payment systems.

In November 2021, the Company created additional Water on Demand (WOD) subsidiaries – Water on Demand # 2, Inc. (WOD # 2), Water on Demand # 3, Inc. (WOD # 3) and Water on Demand # 4, Inc. (WOD # 4). Each Subsidiary is wholly owned by OriginClear, Inc. These subsidiaries were created in order to align the incentives of each strategic partner that the Company has engaged more closely with the results of their own business development activities. Each WOD subsidiary is associated with different strategic partners who are compensated based on the profitability of that WOD subsidiary.

Line of Business

OriginClear is a provider of water treatment solutions and master licensee of a breakthrough water equipment technology. This technology enables the Company to offer prefabricated, modular water systems, which are suited for local businesses. The Company also plans to deploy this technology for outsourced water treatment programs in which the customer pays by the gallon, without capital expenditure. Blockchain technology may be employed to streamline payments. Through the acquisition of Progressive Water Treatment Inc., the Company is primarily engaged in providing water treatment systems and services for a wide variety of applications and component sales.

Going Concern

The accompanying financial statements have been prepared on a going concern basis of accounting, which contemplates continuity of operations, realization of assets and liabilities and commitments in the normal course of business. The accompanying financial statements do not reflect any adjustments that might result if the Company is unable to continue as a going concern. These factors, among others raise substantial doubt about the Company’s ability to continue as a going concern. Our independent auditors, in their report on our audited financial statements for the year ended December 31, 2021 expressed substantial doubt about our ability to continue as a going concern.

The ability of the Company to continue as a going concern and appropriateness of using the going concern basis is dependent upon, among other things, achieving a level of profitable operations and receiving additional cash infusions. During the year ended December 31, 2021, the Company obtained funds from the issuance of convertible note agreements and from sales of its preferred stock. Management believes this funding will continue from its’ current investors and from new investors. The Company also generated revenue of $4,143,744 and has standing purchase orders and open invoices with customers, which will provide funds for operations. Management believes the existing shareholders, the prospective new investors and future sales will provide the additional cash needed to meet the Company’s obligations as they become due and will allow the development of its core business operations. No assurance can be given that any future financing will be available or, if available, that it will be on terms that are satisfactory to the Company. Even if the Company is able to obtain additional financing, it may contain restrictions on our operations, in the case of debt financing or cause substantial dilution for our stockholders, in case of equity financing.